CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)		Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Cash flows from/(used in) operating activities:
Profit for the year		₨ 42,466		$ 452		₨ 57,245		₨ 55,684
Adjustments for:
Tax expense, net		12,351		132		19,539		16,186
Fair value changes and profit on sale of financial instruments measured at FVTPL, net		(2,359)		(25)		(3,554)		(3,149)
Depreciation and amortization		20,605		220		17,058		14,841
Impairment of non-current assets, net		3,519		38		1,693		3
Allowance for credit losses (on trade receivables and other advances)		690		8		161		275
(Profit)/ Loss on sale/disposal of assets, net		(2,547)		(27)		(1,522)		(900)
Share of profit of equity accounted investees		(134)		(1)		(217)		(147)
Unrealized exchange (gain)/loss, net		(529)		(6)		211		(534)
Interest (income)/expense, net		12		0	[1]	152		(567)
Inventories write-down		7,517		80		5,220		3,563
Equity settled share-based payment expense		326		3		424		407
Dividend income		0		0		0		0	[1]
Changes in operating assets and liabilities:
Trade and other receivables		(6,722)		(72)		(10,283)		(8,054)
Inventories		(8,601)		(92)		(12,753)		(18,445)
Trade and other payables		2,790		30		340		3,460
Other assets and other liabilities, net		897		11		(7,293)		2,857
Cash generated from operations		70,281		751		66,421		65,480
Income tax paid, net		(13,526)		(144)		(19,993)		(20,047)
Net cash from operating activities		56,755		607		46,428		45,433
Cash flows from/(used in) investing activities:
Purchase of property, plant and equipment		(23,326)		(249)		(27,504)		(16,403)
Proceeds from sale of property, plant and equipment		309		3		512		1,064
Purchase of other intangible assets		(15,099)		(161)		(6,894)		(11,032)
Proceeds from sale of other intangible assets		1,401		15		732		21
Payment for acquisition of businesses		(3,152)		(34)		(53,096)		0
Investment in associates		(51)		(1)		(317)		(12)
Purchase of other investments (including bank deposits)		(46,718)		(498)		(28,492)		(41,648)
Proceeds from sale of other investments (including bank deposits)		19,602		209		53,610		25,944
Dividends received from equity accounted investees		0		0		0		445
Interest and dividend received		1,521		16		3,372		1,338
Net cash used in investing activities		(65,513)		(700)		(58,077)		(40,283)
Cash flows from/(used in) financing activities:
Proceeds from issuance of equity shares (including treasury shares)		397		4		193		805
Purchase of treasury shares		0		0		(1,389)		0
Proceeds from/(repayment of) short-term borrowings, net		20,257		215		24,490		5,493
Proceeds from long-term borrowings (Refer to Note 16 for details)		0		0		0		3,800
Repayment of long-term borrowings (Refer to Note 16 for details)		(1)		0	[1]	0		(3,800)
Proceeds from issuance of equity shares in subsidiary comprising NCI (Refer to Note 35.A for details)		0		0		7,056		0
Payment of principal portion of lease liabilities (Refer to Note 16 for details)		(1,263)		(13)		(1,294)		(1,147)
Dividend paid		(6,659)		(71)		(6,662)		(6,648)
Interest paid		(4,441)		(47)		(3,483)		(2,266)
Net cash from/(used) in financing activities		8,290		88		18,911		(3,763)
Net increase/(decrease) in cash and cash equivalents		(468)		(5)		7,262		1,387
Effect of exchange rate changes on cash and cash equivalents		1,243		13		224		(59)
Cash and cash equivalents at the beginning of the year		14,593	[2]	156		7,107	[2]	5,779
Cash and cash equivalents at the end of the year (Refer to Note 6 for details)	[2]	₨ 15,368		$ 164		₨ 14,593		₨ 7,107

[1]	Rounded to the nearest million.
[2]	Adjusted for bank overdraft of Rs.61 for the year ended March 31, 2025.